Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Accumulated Other Comprehensive Loss

The movement of accumulated other comprehensive loss is as follows:

Foreign currency translation adjustments
$
Balance as of January 1, 2015	(4,727)
Other comprehensive loss	(98,893)
Balance as of December 31, 2015	(103,620)
Other comprehensive loss	(594,912)
Balance as of December 31, 2016	(698,532)
Other comprehensive income	1,148,440
Balance as of December 31, 2017	449,908